Trade receivables - Disclosure of Age Analysis of Net Trade Receivables (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Jan. 29, 2024	Mar. 31, 2023
Expected Loss Rates [Line Items]
Financial assets	€ 391,528		€ 469,636
Trade receivables	248,227		191,469
Trade receivables
Expected Loss Rates [Line Items]
Financial assets	248,227		191,469
Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	252,354		193,531
Trade receivables | Less: Loss allowance
Expected Loss Rates [Line Items]
Financial assets	(4,127)		(2,062)
Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	178,610		149,901
Retailers | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	182,567		151,790
Retailers | Trade receivables | Less: Loss allowance
Expected Loss Rates [Line Items]
Financial assets	(3,957)		(1,889)
Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	65,239		38,065
Authorities | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	65,239		38,065
Authorities | Trade receivables | Less: Loss allowance
Expected Loss Rates [Line Items]
Financial assets	0		0
Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	4,378		3,503
Other | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	4,548		3,676
Other | Trade receivables | Less: Loss allowance
Expected Loss Rates [Line Items]
Financial assets	(170)		(173)
KaDeWe | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Trade receivables		€ 3,300
KaDeWe | Less: Loss allowance
Expected Loss Rates [Line Items]
Trade receivables	(3,000)
Trade receivables not yet due | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	207,789		155,278
Trade receivables not yet due | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	143,706		122,895
Trade receivables not yet due | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	61,126		30,949
Trade receivables not yet due | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	2,957		1,434
Up to 3 months | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	37,469		31,578
Up to 3 months | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	32,289		23,379
Up to 3 months | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	4,110		7,113
Up to 3 months | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	1,070		1,086
3 months - 6 months | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	1,864		1,495
3 months - 6 months | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	1,744		958
3 months - 6 months | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	0		0
3 months - 6 months | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	120		537
More than 6 months | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	1,105		3,118
More than 6 months | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	871		2,669
More than 6 months | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	3		3
More than 6 months | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	€ 231		€ 446